Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost as of January 1, 2024	70.4	29.0	1.8	101.2
Accumulated Amortization as of January 1, 2024	(19.6)	(17.1)	—	(36.6)
Net book value as of January 1, 2024	50.9	11.9	1.8	64.6

Twelve-month period ended December 31, 2024
Opening net book value	50.9	11.9	1.8	64.6
Additions	1.4	3.0	—	4.5
Amortization	(4.7)	(6.0)	—	(10.8)
Net book value as of December 31, 2024	47.5	9.0	1.8	58.3

Cost as of December 31, 2024	71.8	32.1	1.8	105.7
Accumulated Amortization as of December 31, 2024	(24.3)	(23.1)	—	(47.4)
Net book value as of December 31, 2024	47.5	9.0	1.8	58.3

Twelve-month period ended December 31, 2025
Opening net book value	47.5	9.0	1.8	58.3
Additions	2.7	3.1	—	5.7
Amortization	(5.1)	(4.7)	—	(9.8)
Net book value as of December 31, 2025	45.1	7.3	1.8	54.2

Cost as of December 31, 2025	74.5	35.0	1.8	111.3
Accumulated Amortization as of December 31, 2025	(29.4)	(27.7)	—	(57.1)
Net book value as of December 31, 2025	45.1	7.3	1.8	54.2